UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2009 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--9.4%
Choice Hotels International	55,775 a	1,440,110
Coach	89,150 b	1,488,805
DeVry	25,100	1,209,318
DreamWorks Animation SKG, Cl. A	54,450 b	1,178,298
Gap	170,175	2,210,573
McDonald's	39,950	2,180,071
NIKE, Cl. B	52,675	2,469,931
TJX Cos.	77,300	1,981,972
Walt Disney	75,700	1,374,712
Weight Watchers International	28,800	534,240
		16,068,030
Consumer Staples--12.7%
Bare Escentuals	44,450 b	182,245
Costco Wholesale	72,225	3,345,462
Hansen Natural	78,100 b	2,811,600
Kimberly-Clark	60,500	2,789,655
PepsiCo	126,275	6,500,637
Procter & Gamble	101,425	4,776,103
SYSCO	64,325	1,466,610
		21,872,312
Energy--8.9%
Apache	18,200	1,166,438
Cimarex Energy	55,275	1,015,954
EnCana	22,750 a	923,878
ENSCO International	48,275	1,274,460
Nexen	94,875	1,609,080
Noble	101,475	2,444,533
Schlumberger	32,000	1,299,840
SEACOR Holdings	27,100 a,b	1,580,201
Southwestern Energy	68,600 b	2,036,734
Talisman Energy	178,500	1,874,250
		15,225,368
Financial--6.2%
Aflac	35,950	695,992
Chubb	41,425	1,753,106

Cincinnati Financial	69,250	1,583,748
Cullen/Frost Bankers	17,600	826,144
Eaton Vance	73,750	1,685,187
HSBC Holdings (Rights)	14,458 a	146,255
HSBC Holdings, ADR	35,300 a	996,166
Travelers Cos.	43,850	1,782,064
Wells Fargo & Co.	78,800	1,122,112
		10,590,774
Health Care--14.9%
Aetna	71,725	1,745,069
Alcon	15,225	1,384,105
Amgen	77,700 b	3,847,704
AstraZeneca, ADR	43,450	1,540,302
Becton, Dickinson & Co.	59,075	3,972,203
Genzyme	66,700 b	3,961,313
Johnson & Johnson	79,700	4,192,220
Novartis, ADR	23,375	884,276
WellPoint	78,700 b	2,988,239
Zimmer Holdings	29,825 b	1,088,613
		25,604,044
Industrial--13.0%
3M	47,900	2,381,588
Danaher	26,750	1,450,385
Donaldson	23,300 a	625,372
Dun & Bradstreet	18,900	1,455,300
Emerson Electric	165,150	4,719,987
Equifax	39,425	963,941
Fluor	25,400	877,570
Herman Miller	88,000	938,080
Nordson	25,000	710,750
Rockwell Collins	67,550	2,204,832
Ryder System	21,225	600,880
United Technologies	100,675	4,327,011
Wabtec	22,950 a	605,421
Woodward Governor	44,325	495,554
		22,356,671
Materials--3.7%
Air Products & Chemicals	36,600	2,058,750
Ecolab	20,150	699,809
Nucor	36,975	1,411,336
Praxair	33,300	2,240,757
		6,410,652
Software--6.8%

Cisco Systems	252,850 b	4,240,294
Microsoft	405,200	7,443,524
		11,683,818
Technology--20.7%
Accenture, Cl. A	87,075	2,393,692
Apple	47,500 b	4,993,200
EMC	174,150 b	1,985,310
Google, Cl. A	9,225 b	3,210,854
Intel	120,025	1,806,376
International Business Machines	87,650	8,492,409
Molex	76,550	1,051,797
National Semiconductor	108,200	1,111,214
Oracle	89,250	1,612,748
QUALCOMM	105,300	4,097,223
STMicroelectronics (New York
Shares)	85,475	423,956
Symantec	79,750 b	1,191,465
Texas Instruments	195,525	3,228,118
		35,598,362
Telecommunication Services--.7%
Windstream	160,000	1,289,600
Utilities--3.1%
Pinnacle West Capital	51,150	1,358,544
Sempra Energy	65,000	3,005,600
WGL Holdings	27,475	901,180
		5,265,324
Total Common Stocks
(cost $225,689,649)		171,964,955

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,775,000)	2,775,000 [c]	2,775,000
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,200,210)	3,200,210 [c]	3,200,210

Total Investments (cost $231,664,859)	103.6%	177,940,165

Liabilities, Less Cash and Receivables	(3.6%)	(6,232,380)
Net Assets	100.0%	171,707,785

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $3,279,004 and the total market value of the collateral held by the fund is $3,200,210.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $231,664,859. Net unrealized depreciation on investments was $53,724,694 of which $3,187,049 related to appreciated investment securities and $56,911,743 related to depreciated investment

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	177,940,165		0	0 177,940,165
Other Financial Instruments+	0		0	0 0
Liabilities ($)
Other Financial Instruments+	0		0	0 0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

             (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)